1875 K Street, N.W.

Washington, DC 20006

Tel: 202 303 1000

Fax: 202 303 2000

March 27, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: iShares Trust (the "Trust")

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,326

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Post-Effective Amendment No. 2,326 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares 0-3 Month Treasury Bond ETF (the "Fund")

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the "Staff") in its review of the Registration Statement.

(1)Investment Objectives and Policies

N E W Y O R K W A S H I N G T O N H O U S T O N P A L O A L T O P A R I S L O N D O N F R A N K F U R T B R U S S E L S M I L A N R O M E

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March 27, 2020

The Fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of less than three months.

The Fund seeks to track the investment results of the ICE 0-3 Month US Treasury Securities Index (the "Underlying Index"), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of less than three months. As of February 29, 2020, there were 32 components in the Underlying Index.

The Underlying Index is market value weighted based on amounts outstanding of issuances consisting of publicly issued U.S. Treasury securities with at least 50 days to final maturity at the time of issuance, a remaining term to final maturity of less than three months as of the rebalance date and have $1 billion or more of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account. In addition, the securities in the Underlying Index must have a fixed coupon schedule and be denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills and zero-coupon bonds that have been stripped from coupon-paying bonds (e.g., Separate Trading of Registered Interest and Principal of Securities). However, the amounts outstanding of qualifying coupon securities in the Underlying Index are not reduced by any individual components of such securities (i.e., coupon or principal) that have been stripped after inclusion in the Underlying Index. The Underlying Index is rebalanced on the last calendar day of each month.

The Underlying Index does not provide for the reinvestment of cash flows from coupon payments or the proceeds of maturing component securities between rebalance dates. Consequently, the Fund may hold money market instruments.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of

Securities and Exchange Commission

March 27, 2020

an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates ("BlackRock Cash Funds"), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

(2)Changes from Recent Filings

The Fund's description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,214, filed pursuant to

Rule 485(a)(2) on October 31, 2019, relating to iShares iBonds Dec 2029 Term Treasury ETF ("PEA 2,214"), which became effective on February 18, 2020.

(3)Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA

2,214. The substantially similar sections are as follows:

In the Prospectus:

"Portfolio Holdings Information," "Management – Investment Adviser," "Management – Administrator, Custodian and Transfer Agent," "Management – Conflicts of Interest," "Shareholder Information – Book Entry," "Shareholder Information – Share Prices," "Shareholder Information – Determination of Net Asset Value," "Shareholder Information

–Dividends and Distributions," "Shareholder Information – Taxes," "Shareholder Information – Taxes on Distributions," "Shareholder Information – Taxes When Shares are Sold," "Shareholder Information – Creations and Redemptions," "Shareholder Information – Costs Associated with Creations and Redemptions," "Shareholder Information – Householding," "Distribution," "Financial Highlights," and "Index Provider."

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March 27, 2020

In the Statement of Additional Information:

"Portfolio Holdings Information," "Continuous Offering," "Investment Advisory, Administrative and Distribution Services – Investment Adviser," "Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements," "Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent," "Investment Advisory, Administrative and Distribution Services – Distributor," "Investment Advisory, Administrative and Distribution Services – Securities Lending," "Determination of Net Asset Value – Valuation of Shares," "Determination of Net Asset Value – Equity Investments," "Determination of Net Asset Value – Fixed-Income Investments," "Determination of Net Asset Value – Options, Futures, Swaps and Other Derivatives," "Determination of Net Asset Value – Underlying Funds," "Determination of Net Asset Value – General Valuation Information," "Determination of Net Asset Value – Fair Value," "Brokerage Transactions." "Additional Information Concerning the Trust – DTC as Securities Depository for Shares of the Fund," "Additional Information Concerning the Trust – Distribution of Shares," "Creation and Redemption of Creation Units – Cash Purchase Method," "Creation and Redemption of Creation Units – Procedures for Creation of Creation Units," "Creation and Redemption of Creation Units – Role of the Authorized Participant," "Creation and Redemption of Creation Units – Purchase Orders," "Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders," "Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units," "Creation and Redemption of Creation Units – Issuance of a Creation Unit," "Creation and Redemption of Creation Units – Redemption of Creation Units," "Creation and Redemption of Creation Units – Cash Redemption Method," "Creation and Redemption of Creation Units – Placement of Redemption Orders," "Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units," "Financial Statements," "Miscellaneous Information – Counsel," "Miscellaneous Information – Independent Registered Public Accounting Firm," "Miscellaneous Information – Shareholder Communications to the Board" and "Miscellaneous Information – Investors' Rights."

* * * * *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

1See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

March 27, 2020

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:Deepa Damre Nick Cordell Michael Gung George Rafal Jaeyoung Choi